Redeemable Convertible Preferred Shares and Shareholders' Equity (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	May 30, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 ₪ / shares	Jun. 30, 2023 shares	May 30, 2023 ₪ / shares	Dec. 31, 2022 ₪ / shares	Jan. 14, 2022 USD ($) $ / shares shares
Redeemable Convertible Preferred Shares and Shareholders' Equity [Line Items]
Preferred shares, par value | (per share)		$ 0.01		$ 0.01	₪ 0.01			₪ 0.01
Fair value of investment | $									$ 2,763
Issuance expenses | $	$ 3	$ 3
Class of Warrant or Right, Outstanding		21,717	92,953	21,717		47,495
Warrants issued	21,717	47,495							47,495
Exercise price | $ / shares	$ 24.769	$ 60.783							$ 60.783
Purchase of investment | $	$ 538
Pre-money valuation | $	20,000
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage		50.00%
Percentage of sale of assets		50.00%
Subsidiaries [Member]
Redeemable Convertible Preferred Shares and Shareholders' Equity [Line Items]
Purchase of investment | $	$ 3,000
Shares of acquisition by subsidiary	121,119
Conversion of units	121,119
Series A-2 Preferred Shares [Member]
Redeemable Convertible Preferred Shares and Shareholders' Equity [Line Items]
Preferred shares, par value | $ / shares		$ 60.783
Warrants issued		92,953
Series A-3 Preferred Shares [Member]
Redeemable Convertible Preferred Shares and Shareholders' Equity [Line Items]
Preferred shares, par value | $ / shares		$ 45.587
Fair value of investment | $		$ 3,204
Warrants issued		4,009
Exercise price | $ / shares		$ 45.587
Series A-4 Preferred Shares [Member]
Redeemable Convertible Preferred Shares and Shareholders' Equity [Line Items]
Warrants issued		107
Exercise price | $ / shares		$ 24.769
Percentage of original issued price		200.00%
Series A-4 Preferred Shares [Member] | Warrant [Member]
Redeemable Convertible Preferred Shares and Shareholders' Equity [Line Items]
Warrants issued		21,717
Preferred Stock [Member]
Redeemable Convertible Preferred Shares and Shareholders' Equity [Line Items]
Issuance expenses | $		$ 14
Preferred Stock [Member] | Series A-2 Preferred Shares [Member]
Redeemable Convertible Preferred Shares and Shareholders' Equity [Line Items]
Preferred shares, par value | ₪ / shares					0.01
Fair value of investment | $		$ 2,763	$ 2,763	$ 2,763
Preferred shares issued		45,458	45,458	45,458					45,458
Preferred Stock [Member] | Series A-2 Preferred Shares [Member] | Warrant [Member]
Redeemable Convertible Preferred Shares and Shareholders' Equity [Line Items]
Preferred shares, par value | ₪ / shares					0.01
Class of Warrant or Right, Outstanding		92,953
Preferred Stock [Member] | Series A-3 Preferred Shares [Member]
Redeemable Convertible Preferred Shares and Shareholders' Equity [Line Items]
Fair value of investment | $		$ 2,887	$ 2,887	$ 2,887
Preferred shares issued		63,331	63,331	63,331
Conversion of units			63,331
Preferred Stock [Member] | Series A-4 Preferred Shares [Member]
Redeemable Convertible Preferred Shares and Shareholders' Equity [Line Items]
Preferred shares, par value | ₪ / shares					₪ 0.01		₪ 0.01
Fair value of investment | $		$ 1,076		$ 1,076
Preferred shares issued	21,717	21,717		21,717
Issuance expenses | $	$ 16
Exercise price | $ / shares		$ 24.769
IPO [Member]
Redeemable Convertible Preferred Shares and Shareholders' Equity [Line Items]
Valuation amount | $		$ 200,000